UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2009

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 23
Form 13F Information Table Value $74,963,670



					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Apple Computer	COM		037833100		5917		5917143.83		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2151		2150577		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2787		2786784		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2235		2235339.46		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		4436		4435938.36		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		2863		2863221.4		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		2904		2903667.08		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		2866		2865996.76		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2505		2505000		SH		Sole		0		0	0	0
General Electric	COM		369604103		2938		2937807.33		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		4100		4099927.74		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		2282		2282408.1		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		2631		2631423.6		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2512		2512024.42		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		2880		2880248		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		3152		3152208.5		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2695		2694626.88		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4147		4146527.5		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		3241		3240786.5		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		4691		4691030		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2617		2617036.44		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3814		3814426.52		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		4600		4599521.4		SH		Sole		0		0	0	0
